Organization and Formation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements Abstract
Schedule of Operating Subsidiaries	In summary, Alternus Energy Group Plc is a holding company that operates through the following eighty-two operating subsidiaries as of September 30, 2023.
Subsidiary	Principal Activity	Date Acquired / Established	ALTN Ownership	Country of Operations
Power Clouds S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
F.R.A.N. Energy Investment S.r.l.	SPV	31 March 2015	Solis Bond Company DAC	Romania
PC-Italia-01 S.r.l.	Sub-Holding SPV	15 May 2015	AEG MH 02 Limited	Italy
AE Europe B.V.	Holding Company	18 August 2016	Altam Inc.	Netherlands
PC-Italia-02 S.p.a.	SPV	2 September 2016	Solis Bond Company DAC	Italy
Sant’Angelo Energia S.r.l.	SPV	19 May 2021	Solis Bond Company DAC	Italy
PCG_HoldCo GmbH	Holding Company	6 July 2018	Altam Inc.	Germany
PCG_GP UG	General Partner (Management Company)	30 August 2018	PCG_HoldCo GmbH	Germany
PSM 20 UG	SPV	14 November 2018	PCG_HoldCo GmbH	Germany
ALTN HoldCo UG	SPV	14 December 2018	PCG_HoldCo GmbH	Germany
GRT 1.1 GmbH & Co KG	SPV	21 December 2018	PCG_HoldCo GmbH	Germany
PSM 40 UG	SPV	28 December 2018	PCG_HoldCo GmbH	Germany
CIC Rooftop 2 S.r.l.	SPV	24 April 2019	Solis Bond Company DAC	Italy
CIC RT Treviso S.r.l.	SPV	24 April 2019	Solis Bond Company DAC	Italy
SPV White One S.r.l.	SPV	24 April 2019	Solis Bond Company DAC	Italy
CTS Power 2 S.r.l.	SPV	30 April 2019	Solis Bond Company DAC	Italy
Zonnepark Rilland B.V.	SPV	20 December 2019	Solis Bond Company DAC	Netherlands
Unisun Energy Holding B.V.	Holding Company	28 May 2020	Alternus Energy Group Plc	Netherlands
PC-Italia-03 S.r.l.	SPV	1 July 2020	AEG MH 02 Limited	Italy
PC-Italia-04 S.r.l.	SPV	15 July 2020	AEG MH 02 Limited	Italy
Altam Inc.	Holding Company	1 October 2020	Alternus Energy Group Plc	USA

Solis Bond Company DAC	Holding Company	16 October 2020	AEG JD 03 Limited	Ireland
ALT US 03, LLC (Walking Horse Solar, LLC)	LLC	Acquired 15 December 2020 (Est. 30 March 2023)	ALT US 03 LLC	USA
KKSOL S.r.l.	SPV	February 2021	Solis Bond Company DAC	Italy
Petriolo Fotovoltaica S.r.l.	SPV	March 2021	Solis Bond Company DAC	Italy
Solarpark Serre 1 S.r.l.	SPV	March 2021	Solis Bond Company DAC	Italy
Unisun Energy B.V.	SPV	April 2021	Unisun Energy Holding B.V.	Netherlands
UPER Energy Europe B.V.	Services Company	April 2021	Unisun Energy Holding B.V.	Netherlands
Unisun Energy Poland Investment B.V.	SPV	April 2021	Unisun Energy Holding B.V.	Netherlands
Blue Sky Energy I B.V.	SPV	April 2021	AEG JD 02 Limited	Netherlands
BI.MA. S.r.l.	SPV	March 2021	Solis Bond Company DAC	Italy
MABI S.r.l.	SPV	June 2021	Solis Bond Company DAC	Italy
Alternus Energy Americas Inc.	Holding Company	10 May 2021	Alternus Energy Group Pl	USA
LJG Green Source Energy Beta S.r.l	SPV	29 July 2021	Solis Bond Company DAC	Romania
Ecosfer Energy S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Lucas EST S.r.l.	SPV	30 July 2021	Solis Bond Company DAC	Romania
Risorse Solari I S.r.l.	SPV	28 September 2019	AEG MH 02 Limited	Italy
Risorse Solari III S.r.l.	SPV	3 August 2021	AEG MH 02 Limited	Italy
Alternus Iberia S.L.	SPV	4 August 2021	AEG MH 02 Limited	Spain
Altnua Limited	Services Company	11 August 2021	AEG MH 02 Limited	Ireland
Solarpark Samas Sp. z o.o.	SPV	31 August 2021	Solis Bond Company DAC	Poland
GHFG Limited	Holding Company	14 September 2021	Alternus Energy Group plc	Ireland
AEG JD 02 Limited	Holding Company	30 September 2021	Alternus Energy Group plc	Ireland
AED Italia-01 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-02 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-03 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-04 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
AED Italia-05 S.r.l.	SPV	22 October 2021	AEG MH 02 Limited	Italy
ALT US 01 LLC	SPV	6 December 2021	Alternus Energy Americas Inc.	USA
Elektrownia PV Komorowo Sp. z o.o.	SPV	22 December 2021	Solis Bond Company DAC	Poland
PV Zachod Sp. z o.o.	SPV	22 December 2021	Solis Bond Company DAC	Poland
UPER Energy Romania S.r.l.	SPV	28 February 2022	Uper Energy Europe B.V.	Romania

ALT POL HC 01 Sp. z o.o.	SPV	8 March 2022	AEG JD 01 Limited	Poland
AEG MH 01 Limited	Holding Company	8 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
AEG MH 02 Limited	Holding Company	8 March 2022	AEG JD 03 Limited	Ireland
ALT US 02 LLC	Holding Company	8 March 2022	Alternus Energy Americas Inc.	USA
AEG JD 01 Limited	Holding Company	16 March 2022	AEG MH 03 Limited	Ireland
AEG JD 03 Limited	Holding Company	21 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
RA01 Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
Gardno Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
Gardno2 Sp. z o.o.	SPV	24 March 2022	Solis Bond Company DAC	Poland
ALT US 03 LLC	SPV	4 May 2022	Alternus Energy Americas Inc.	USA
Alt Spain 03, S.L.U.	SPV	31 May 2022	Alt Spain Holdco S.L.	Spain
AEG MH 03 Limited	Holding Company	10 June 2022	AEG MH 01 Limited	Ireland
UPER Energy Italia S.r.l.	SPV	27 June 2022	Uper Energy Europe B.V.	Italy
Lightwave Renewables, LLC	SPV	Acquired 29 June 2022 (Est. 17 December 2020)	ALT US 02 LLC	USA
Alt Spain Holdco, S.L.U. (NF Projects S.L)	Holding Company	Acquired 14 July 2022 (Est. 31 July 2023)	AEG MH 02 Limited	Spain
Alt Spain 02, S.L.U.	SPV	14 July 2022	Alt Spain Holdco, S.L.U.	Spain
AED Italia-06 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-07 S.r.l.	SPV	2 August 2022	AEG MH 02 Limited	Italy
AED Italia-08 S.r.l.	SPV	5 August 2022	AEG MH 02 Limited	Italy
UPER Energy Poland Sp. z o.o.	SPV	18 August 2022	Uper Energy Europe B.V.	Poland
ALT US 04 LLC (Dancing Horse, LLC)	Holding Company	14 September 2022 (Est. 31 July 2023)	Alternus Energy Americas Inc.	USA
Alt GR 01	Holding Company	5 October 2022	Alternus Lux 01 S.a.r.l.	Greece
Alternus LUX 01 S.a.r.l.	Holding Company	5 October 2022	Alternus Energy Group Plc	Luxembourg
Alternus FundCo Limited	Funding Company	7 December 2022	Alternus Energy Group plc	Ireland
ALT POL HC 02 Sp. z o.o.	Holding Company	20 January 2023	Alternus Lux 01 S.a.r.l.	Poland
Alt Spain 04, S.L.U.	SPV	May 2022	Alt Spain Holdco, S.L.U.	Spain
Alt Alliance LLC	Holding Company	September 2023	Alternus Energy Amercias Inc.	USA
ALT US 05 LLC	Holding Company	September 2023	Alternus Energy Americas Inc.	USA
*	Non-controlling interest is not material
In summary, Alternus Energy Group Plc is a holding company that operates through the following eighty operating subsidiaries as of December 31, 2022:
Subsidiary	Principal Activity	Date Acquired / Established	ALTN Ownership	Country of Operation
PCG_HoldCo GmbH	Holding Company	July 2018	100% (via Altam)	Germany
PCG_GP UG	General Partner (Management Company)	August 2018	100% (via PCG_HoldCo )	Germany
PSM 20 GmbH & Co KG	SPV	November 2018	100% (via PCG_HoldCo)	Germany
PSM 40 GmbH & Co KG	SPV	December 2018	100% (via PCG_HoldCo)	Germany
GRT 1.1 GmbH & Co KG	SPV	December 2018	100% (via PCG_HoldCo)	Germany
GRK 17.2 GmbH & Co KG	SPV	November 2018 (Dissolved)	100% (via PCG_HoldCo)	Germany
ALTN HoldCo UG	SPV	December 2018	100% (via PCG HoldCo)	Germany
Solis Bond Company DAC	Holding Company	October, 2020	100% (via AEG)	Ireland
Altnua Limited (f/k/a/ Alternus Energy Development Holding Limited)	Services Company	August 2021	100% (via AEG MH 02 Limited as of 15 June 2022)	Ireland
GHFG Limited	Holding Company	September 2021	55% (via AEG)	Ireland
AEG JD 01 Limited	Junior Debt Holding Company	March 2022	100% (via AEG MH 03 Limited)	Ireland
AEG JD 03 Limited	Junior Debt Holding Company	March 2022	100% (via Alternus LUX 01 S.a.r.l. as of 8 December 2022)	Ireland
AEG MH 01 Limited	Holding Company	March 2022	100% (via Alternus LUX 01 S.a.r.l)	Ireland
AEG MH 02 Limited	Holding Company	March 2022	100% (via Alternus LUX 01 S.a.r.l)	Ireland
AEG MH 03 Limited	Holding Company	June 2022	100% (via AEG MH 01 Limited)	Ireland
AEG JD 02 Limited (f/k/a/ Alternus Energy Construction Holding Limited AECHL)	Holding Company	September 2021	100% (via AEG)	Ireland

Alternus Fundco Limited	Funding Company	December 2022	100% (via AEG)	Ireland
PC-Italia-01 S.R.L.	Sub-Holding	May 2015	100% (via AE Europe)	Italy
PC-Italia-02 S.p.A.	SPV	September 2016	100% (via Solis)	Italy
Sant’Angelo Energia S.r.l.	SPV	May 2021	100% (via Solis)	Italy
CIC Rooftop 2 S.r.l.	SPV	April 24, 2019	100% (via Solis)	Italy
CIC RT Treviso S.r.l.	SPV	April 24, 2019	100% (via Solis)	Italy
SPV White One S.r.l.	SPV	April 24, 2019	100% (via Solis)	Italy
CTS Power 2 S.r.l.	SPV	April 30, 2019	100% (via Solis)	Italy
PC-Italia-03 S.R.L.	SPV	July 2020	100% (via AEG)	Italy
PC-Italia-04 S.R.L.	SPV	July 2020	100% (via AEG)	Italy
KKSOL S.R.L.	SPV	February 2021	100% (via Solis)	Italy
Petriolo Fotovoltaica S.r.l.	SPV	March 2021	100% (via Solis)	Italy
Solarpark Serre 1 S.R.L.	SPV	March 2021	100% (via Solis)	Italy
BIMA S.R.L.	SPV	March 2021	100% (via Solis)	Italy
MABI S.R.L.	SPV	June 2021	100% (via Solis)	Italy
Risore Solari I S.R.L	SPV	September 2019	100% (via PC03)	Italy
Risore Solari III S.R.L	SPV	August 2021	100% (via PC03)	Italy
AED Italia – 01 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 02 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 03 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 04 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 05 S.r. l	SPV	October 2021	100% (via AECHL)	Italy
AED Italia – 06 S.r. l	SPV	August 2022	100% (via AECHL)	Italy
AED Italia – 07 S.r. l	SPV	August 2022	100% (via AECHL)	Italy
AED Italia – 08 S.r. l	SPV	August 2022	100% (via AECHL)	Italy
Uper Energy Italia S.R.L	SPV	June 2022	100% (via Uper Energy Europe B.V.)	Italy
AE Europe B.V.	Holding Company	August 2016	100% (via Altam)	Netherlands
AEN 01 B.V.	SPV	June 13, 2019 (Dissolved in 2022)	100% (via Altam)	Netherlands
Zonnepark Rilland B.V.	SPV	December 20, 2019	100% (via Solis)	Netherlands
AEN 02 B.V.	SPV	July 2020 (Dissolved in 2021)	100% (via Altam)	Netherlands
Unisun Energy Holding B.V.	Holding Company	April 2021	60%* (via AEG)	Netherlands
Unisun Energy B.V.	SPV	April 2021	60%* (via AEG)	Netherlands
UPER Energy Europe B.V.	Services Company	April 2021	100% (via Unisun Energy Holding B.V.)	Netherlands

Unisun Energy Poland Investment B.V.	SPV	April 2021	100% (via Unisun Energy Holding B.V.)	Netherlands
Blue Sky Energy I B.V.	SPV	April 2021	100% (via AEG JD 02 Limited)	Netherlands
Altnor AS	Holding Company	August 2021 (Dissolved in November 2022)	100% (via AEG)	Norway
Solarpark Samas Sp. Z.O.O	SPV	May 2021	100% (via Solis)	Poland
Elektrownia PV Komorowo Sp. Z.O.O	SPV	December 2021	100% (via Solis)	Poland
PV Zachod Sp. Z.O.O	SPV	December 2021	100% (via Solis)	Poland
Alt POL HC 01 Sp. z.o.o	SPV	March 2022	100% (via AEG JD 01 Limited)	Poland
Uper Energy Poland SP.z.o.o	SPV	August 2022	100% (via Uper Energy Europe B.V.)	Poland
RA01 Sp. z o.o.	SPV	March 2022	100% (via Solis)	Poland
Gardno PV Sp. z o.o.	SPV	March 2022	100% (via Solis)	Poland
Gardno2 PV Sp. z o.o.	SPV	March 2022	100% (via Solis)	Poland
Power Clouds S.R.L.	SPV	March 31, 2015	100% (via Solis)	Romania
F.R.A.N. Energy Investment S.R.L.	SPV	March 31, 2015	100% (via Solis)	Romania
Lucas EST S.R.L.	SPV	March 2021	100% (via Solis)	Romania
Ecosfer Energy S.R.L..	SPV	March 2021	100% (via Solis)	Romania
LJG Green Source Energy Beta S.R.L.	SPV	May 2021	100% (via Solis)	Romania
Uper Energy Romania S.R.L.	SPV	February 2022	100% (via Uper Energy Europe B.V.)	Romania
Alternus Iberia S.L.,(f/k/a Alt Spain 01, S.L.U.)	SPV	August 2021	100% (via PC03)	Spain
Alt Spain Holdco, S.L.U.	Holding Company	July 2022	100% (via Altnua Limited)	Spain
Alt Spain 02, S.L.U	SPV	July 2022	100% (via Alt Spain HoldCo, S.L.U.	Spain
Alt Spain 03, S.L.U.	SPV	May 2022	100% (via Alt Spain HoldCo, S.L.U.)	Spain
Alt Spain 04, S.L.U.	SPV	May 2022	100% (via Alt Spain HoldCo, S.L.U.)	Spain
Altam Inc	Holding Company	October 2020	100% (via AEG)	USA
Alternus Energy Americas Inc.	Holding Company	May 2021	100% (via AEG)	USA
Alt US 01 LLC	SPV	December 2021	100% (via Alternus Energy Americas Inc)	USA
Alt US 02 LLC	Holding Company	March 2022	100% (via AEA)	USA
Alt US 03 LLC	SPV	May 2022	100% (via AEA)	USA
Alt US 04 LLC	Holding Company	September 2022	100% (via AEA)	USA
LightWave Renewables, LLC	SPV	June 2022	100% (via ALT US 02 LLC)	USA
ALT GR 01	Holding Company	October 2022	100% (via Alternus LUX 01 S.a.r.l.)	Greece
Alternus LUX 01 S.a.r.l.	Holding Company	October 2022	100% (via AEG)	Luxembourg
*	Non-controlling interest is not material